Commitments and contingencies - Commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and contingencies
Lease commitments	¥ 9,994	¥ 3,755	¥ 68,844
Commitments for promotion and other operating expenses	1,209,856	1,467,867	1,915,113
Commitments for property and equipment and intangible assets purchase	478,954	460,661
Investment commitments	¥ 1,362,146
Minimum
Commitments and contingencies
Lease term	1 year
Maximum
Commitments and contingencies
Lease term	3 years
To be recovered within 12 months
Commitments and contingencies
Lease commitments	¥ 4,143	552	48,924
Commitments for promotion and other operating expenses	628,555	501,046	485,506
Commitments for property and equipment and intangible assets purchase	478,954	460,661
Investment commitments	694,614
1-3 Years
Commitments and contingencies
Lease commitments	5,851	1,371	18,110
Commitments for promotion and other operating expenses	555,747	960,321	956,393
Investment commitments	401,237
3-5 Years
Commitments and contingencies
Lease commitments		968	1,773
Commitments for promotion and other operating expenses	25,554	6,500	473,214
Investment commitments	¥ 266,295
Over 5 years
Commitments and contingencies
Lease commitments		¥ 864	¥ 37